Accounts receivable - Summary of Accounts Receivable (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) tanker
Disclosure of transactions between related parties [line items]
Freight and time charter receivables	$ 2,846	$ 0
Insurance receivables	405	5,259
Other receivables	661	1,061
Accounts receivable	$ 31,730	33,017
Expected time period of collections of receivables	1 year
Other related parties
Disclosure of transactions between related parties [line items]
Related party receivables	$ 27,818	26,697
Other related parties | Scorpio MR Pool Limited
Disclosure of transactions between related parties [line items]
Related party receivables	13,866	9,751
Other related parties | Scorpio LR2 Pool Limited
Disclosure of transactions between related parties [line items]
Related party receivables	8,819	10,698
Other related parties | Scorpio LR1 Pool Limited
Disclosure of transactions between related parties [line items]
Related party receivables	3,477	2,367
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of transactions between related parties [line items]
Related party receivables	1,656	3,597
Other related parties | Scorpio Commercial Management S.A.M.
Disclosure of transactions between related parties [line items]
Related party receivables	0	284
Other related parties | Scorpio Pools
Disclosure of transactions between related parties [line items]
Related party receivables	$ 27,818	26,413
Working capital contributions, related parties		$ 1,100
Number of bareboat chartered-in vessels | tanker		4